Investment Portfolioas of December 31, 2025 (Unaudited)
DWS Short Duration Fund
	Principal Amount ($)(a)	Value ($)

Corporate Bonds 47.8%
Communication Services 1.0%
CommScope Technologies LLC, 144A, 5.0%, 3/15/2027	610,000	608,629
DirecTV Financing LLC:
144A, 5.875%, 8/15/2027	480,000	482,818
144A, 8.875%, 2/1/2030	1,107,000	1,120,056
DISH Network Corp., 144A, 11.75%, 11/15/2027	500,000	520,390
Level 3 Financing, Inc., 144A, 4.25%, 7/1/2028	600,000	573,000
Match Group Holdings II LLC, 144A, 4.625%, 6/1/2028	1,150,000	1,139,711
Meta Platforms, Inc., 4.2%, 11/15/2030	3,378,000	3,385,138
Neptune Bidco U.S., Inc., 144A, 9.29%, 4/15/2029	625,000	626,068
NTT Finance Corp., 144A, 4.567%, 7/16/2027	1,054,000	1,062,893
Univision Communications, Inc.:
144A, 4.5%, 5/1/2029	580,000	557,136
144A, 8.0%, 8/15/2028	550,000	569,621
Versant Media Group, Inc., 144A, 7.25%, 1/30/2031	568,000	586,000
WULF Compute LLC, 144A, 7.75%, 10/15/2030	562,000	579,000
		11,810,460
Consumer Discretionary 5.3%
Carnival Corp., 144A, 4.0%, 8/1/2028	555,000	546,825
Daimler Truck Finance North America LLC, 144A, 5.375%, 1/13/2032	3,000,000	3,091,759
Ford Motor Credit Co. LLC:
4.0%, 11/13/2030	1,400,000	1,321,172
5.303%, 9/6/2029	2,000,000	2,013,770
5.73%, 9/5/2030	3,000,000	3,046,191
5.8%, 3/5/2027	1,450,000	1,468,060
6.95%, 3/6/2026	750,000	751,691
7.35%, 3/6/2030 (b)	3,500,000	3,756,292
General Motors Financial Co., Inc.:
4.9%, 10/6/2029	2,174,000	2,208,445
5.05%, 4/4/2028	4,000,000	4,073,728
5.35%, 1/7/2030	3,000,000	3,097,718
Hyundai Capital America:
144A, 4.875%, 11/1/2027	5,000,000	5,065,505
144A, 5.0%, 1/7/2028	5,000,000	5,076,204
144A, 5.275%, 6/24/2027	4,000,000	4,066,387
Las Vegas Sands Corp.:
5.625%, 6/15/2028	1,290,000	1,322,631
5.9%, 6/1/2027	1,500,000	1,529,916
Lindblad Expeditions LLC, 144A, 7.0%, 9/15/2030	2,173,000	2,266,830
Marriott International, Inc., 4.2%, 7/15/2027	1,969,000	1,976,037
Michaels Companies, Inc., 144A, 5.25%, 5/1/2028	580,000	557,587
NCL Corp. Ltd., 144A, 5.875%, 1/15/2031	857,000	853,757
Nissan Motor Acceptance Co. LLC, 144A, 6.95%, 9/15/2026	730,000	738,034
Odeon Finco PLC, 144A, 12.75%, 11/1/2027 (b)	500,000	515,532
Rakuten Group, Inc., 144A, 9.75%, 4/15/2029	1,000,000	1,118,460
Staples, Inc., 144A, 10.75%, 9/1/2029	565,000	561,712

Stellantis Finance U.S., Inc.:
144A, 1.711%, 1/29/2027	1,140,000	1,107,934
144A, 5.35%, 3/17/2028	1,013,000	1,032,147
Travel & Leisure Co., 144A, 6.625%, 7/31/2026	1,000,000	1,006,998
Volkswagen Group of America Finance LLC:
144A, 4.55%, 9/11/2028	3,000,000	3,014,100
144A, 4.85%, 8/15/2027	4,000,000	4,038,047
		61,223,469
Consumer Staples 0.4%
Bacardi Ltd., 144A, 5.25%, 1/15/2029	1,690,000	1,721,907
C&S Group Enterprises LLC, 144A, 5.0%, 12/15/2028	600,000	555,341
Coty, Inc., 144A, 4.75%, 1/15/2029	2,000,000	1,970,728
		4,247,976
Energy 5.1%
APA Corp., 4.375%, 10/15/2028	2,000,000	1,995,780
Ascent Resources Utica Holdings LLC, 144A, 6.625%, 7/15/2033	1,100,000	1,138,548
Civitas Resources, Inc., 144A, 8.375%, 7/1/2028	980,000	1,009,785
Columbia Pipelines Holding Co. LLC, 144A, 6.055%, 8/15/2026	4,770,000	4,813,819
DT Midstream, Inc., 144A, 4.125%, 6/15/2029	1,500,000	1,480,225
Ecopetrol SA, 8.625%, 1/19/2029	3,000,000	3,215,316
EQT Corp., 6.375%, 4/1/2029	3,500,000	3,621,733
Expand Energy Corp., 144A, 5.875%, 2/1/2029	4,500,000	4,500,318
Genesis Energy LP, 8.25%, 1/15/2029	530,000	553,257
Harvest Midstream I LP, 144A, 7.5%, 9/1/2028	850,000	862,709
Helmerich & Payne, Inc.:
4.65%, 12/1/2027	3,000,000	3,023,248
4.85%, 12/1/2029	4,000,000	4,026,084
Hess Midstream Operations LP, 144A, 4.25%, 2/15/2030	3,000,000	2,934,257
HF Sinclair Corp.:
5.5%, 9/1/2032	1,170,000	1,185,880
5.75%, 1/15/2031	1,486,000	1,535,594
Kinetik Holdings LP, 144A, 6.625%, 12/15/2028	663,000	682,676
Occidental Petroleum Corp., 5.2%, 8/1/2029	2,000,000	2,049,981
ONEOK, Inc., 144A, 5.625%, 1/15/2028 (b)	4,000,000	4,080,879
Repsol E&P Capital Markets U.S. LLC, 144A, 5.204%, 9/16/2030	951,000	964,456
SM Energy Co., 144A, 7.0%, 8/1/2032 (b)	2,300,000	2,261,058
South Bow USA Infrastructure Holdings LLC, 4.911%, 9/1/2027	1,922,000	1,939,581
Summit Midstream Holdings LLC, 144A, 8.625%, 10/31/2029	1,065,000	1,104,350
Sunoco LP, 144A, 5.625%, 3/15/2031	191,000	192,399
Transocean Aquila Ltd., 144A, 8.0%, 9/30/2028	361,538	370,319
Transocean International Ltd., 144A, 7.875%, 10/15/2032	559,000	583,820
Venture Global LNG, Inc., 144A, 7.0%, 1/15/2030 (b)	1,500,000	1,443,644
Viper Energy Partners LLC, 4.9%, 8/1/2030	3,000,000	3,034,410
Woodside Finance Ltd., 5.4%, 5/19/2030	4,907,000	5,038,699
		59,642,825
Financials 25.4%
AerCap Ireland Capital DAC:
1.75%, 1/30/2026	2,000,000	1,996,529
2.45%, 10/29/2026	2,110,000	2,081,321
3.3%, 1/30/2032	1,200,000	1,107,983
6.95%, 3/10/2055	5,000,000	5,239,179
AIB Group PLC, 144A, 6.608%, 9/13/2029	800,000	849,572
Air Lease Corp., Series C, 4.125%, Perpetual	1,000,000	976,186

Aircastle Ltd.:
144A, 2.85%, 1/26/2028	5,000,000	4,858,094
144A, 5.25%, 3/15/2030	957,000	976,975
144A, 6.5%, 7/18/2028	1,350,000	1,419,237
Ally Financial, Inc.:
5.737%, 5/15/2029	552,000	566,015
6.992%, 6/13/2029	8,000,000	8,448,658
American National Global Funding, 144A, 4.625%, 12/15/2028	2,308,000	2,317,521
Antares Holdings LP, 144A, 6.35%, 10/23/2029	2,853,000	2,909,583
Apollo Debt Solutions BDC, 144A, 5.2%, 12/8/2028	2,118,000	2,117,602
Ares Capital Corp.:
5.5%, 9/1/2030	3,000,000	3,019,573
5.95%, 7/15/2029	1,150,000	1,180,435
7.0%, 1/15/2027	3,050,000	3,125,013
Ares Strategic Income Fund, 144A, 4.85%, 1/15/2029	6,000,000	5,929,539
Aviation Capital Group LLC, 144A, 4.8%, 10/24/2030	3,016,000	3,017,141
Avolon Holdings Funding Ltd.:
144A, 4.9%, 10/10/2030	4,000,000	4,021,216
144A, 4.95%, 1/15/2028	3,000,000	3,035,175
144A, 5.375%, 5/30/2030	1,257,000	1,290,444
144A, 5.75%, 3/1/2029	4,000,000	4,136,124
144A, 6.375%, 5/4/2028	1,330,000	1,385,822
Bain Capital Specialty Finance, Inc., 5.95%, 3/15/2030	4,000,000	3,984,560
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 144A, 5.621%, 12/10/2029	921,000	956,919
Bank of America Corp., 5.933%, 9/15/2027 (b)	3,000,000	3,038,681
Barclays PLC:
4.375%, Perpetual	3,000,000	2,902,346
4.837%, 9/10/2028	674,000	681,907
5.086%, 2/25/2029	2,029,000	2,067,733
6.49%, 9/13/2029	2,408,000	2,544,787
BGC Group, Inc.:
6.15%, 4/2/2030	3,843,000	3,979,211
6.6%, 6/10/2029	3,500,000	3,649,955
Blackstone Private Credit Fund:
4.95%, 9/26/2027	1,470,000	1,477,939
5.6%, 11/22/2029	3,000,000	3,028,278
5.95%, 7/16/2029	2,224,000	2,269,101
7.3%, 11/27/2028	1,500,000	1,591,093
Blackstone Secured Lending Fund:
5.3%, 6/30/2030	2,956,000	2,939,825
5.35%, 4/13/2028	3,000,000	3,026,431
5.875%, 11/15/2027	1,640,000	1,674,266
Block, Inc., 144A, 6.0%, 8/15/2033	415,000	426,043
Blue Owl Credit Income Corp., 6.6%, 9/15/2029	6,820,000	7,013,973
BNP Paribas SA, 144A, 4.792%, 5/9/2029	2,674,000	2,703,699
BPCE SA:
144A, 4.875%, 4/1/2026	500,000	500,444
144A, 5.389%, 5/28/2031	5,000,000	5,132,355
Capital One Financial Corp.:
4.1%, 2/9/2027	1,291,000	1,291,871
7.149%, 10/29/2027	980,000	1,003,352
Capital One NA, 5.974%, 8/9/2028	5,100,000	5,298,834
Carlyle Secured Lending, Inc., 5.75%, 2/15/2031	4,000,000	3,937,872
Citadel Finance LLC, 144A, 5.9%, 2/10/2030	1,817,000	1,854,959
Citadel LP, 144A, 6.0%, 1/23/2030	511,000	533,801
Citadel Securities Global Holdings LLC, 144A, 5.5%, 6/18/2030	2,000,000	2,052,515
Credit Agricole SA, 144A, 3.25%, 1/14/2030	2,000,000	1,901,069

Danske Bank A/S, 144A, 4.42%, 9/12/2031	4,000,000	3,978,412
Essent Group Ltd., 6.25%, 7/1/2029	6,000,000	6,262,716
F&G Global Funding, 144A, 4.65%, 9/8/2028	1,395,000	1,403,858
Fiserv, Inc., 5.35%, 3/15/2031	3,000,000	3,078,327
Fortitude Global Funding, 144A, 4.625%, 10/6/2028	6,000,000	6,001,183
Goldman Sachs Private Credit Corp., 144A, 5.375%, 1/31/2029	5,000,000	5,019,866
Golub Capital Private Credit Fund, 5.8%, 9/12/2029	4,000,000	4,045,570
Hercules Capital, Inc., 6.0%, 6/16/2030	4,138,000	4,190,479
HPS Corporate Lending Fund, 144A, 5.3%, 6/5/2027	3,000,000	3,018,243
HSBC Holdings PLC:
4.7%, Perpetual (b)	3,000,000	2,849,610
4.899%, 3/3/2029	3,000,000	3,043,789
6.0%, Perpetual (b)	500,000	504,146
ING GROEP NV:
4.858%, 3/25/2029	4,000,000	4,059,842
6.083%, 9/11/2027	2,910,000	2,948,753
Intesa Sanpaolo SpA, 144A, 3.875%, 1/12/2028	3,425,000	3,399,193
Jefferies Financial Group, Inc., 5.875%, 7/21/2028	3,070,000	3,189,543
KeyBank NA, 3.4%, 5/20/2026	4,000,000	3,990,911
Lloyds Banking Group PLC, 5.985%, 8/7/2027	1,140,000	1,152,565
Macquarie Airfinance Holdings Ltd.:
144A, 5.15%, 3/17/2030	2,000,000	2,027,440
144A, 6.4%, 3/26/2029	4,000,000	4,191,586
Macquarie Group Ltd., 144A, 1 day USD SOFR + 0.92%, 4.699% (c), 9/23/2027	6,000,000	6,013,908
MGIC Investment Corp., 5.25%, 8/15/2028	7,000,000	7,000,156
Morgan Stanley, 4.994%, 4/12/2029	3,000,000	3,059,421
Nationwide Building Society, 144A, 4.649%, 7/14/2029	5,000,000	5,047,489
NatWest Group PLC:
5.583%, 3/1/2028	1,280,000	1,302,484
5.847%, 3/2/2027	1,200,000	1,203,210
Nomura Holdings, Inc., 1 day USD SOFR + 1.25%, 5.035% (c), 7/2/2027	4,500,000	4,535,549
Pershing Square Holdings Ltd., 144A, 5.5%, 10/28/2032	3,000,000	3,000,060
Rocket Mortgage LLC, 144A, 3.625%, 3/1/2029	1,180,000	1,139,731
Santander Holdings USA, Inc.:
5.473%, 3/20/2029	1,905,000	1,946,794
5.741%, 3/20/2031	4,000,000	4,139,128
6.124%, 5/31/2027	611,000	615,143
6.565%, 6/12/2029	2,659,000	2,779,920
Santander U.K. Group Holdings PLC, 1.673%, 6/14/2027	3,620,000	3,579,535
SBL Holdings, Inc., 144A, 5.9%, 9/26/2028	4,000,000	3,978,804
SLM Corp., 3.125%, 11/2/2026	1,205,000	1,184,470
Societe Generale SA:
144A, 5.249%, 5/22/2029	2,129,000	2,171,855
144A, 5.5%, 4/13/2029	3,000,000	3,072,488
144A, 5.519%, 1/19/2028	3,000,000	3,038,056
Standard Chartered PLC:
144A, 4.75%, Perpetual	635,000	597,695
144A, 5.688%, 5/14/2028	1,680,000	1,714,299
144A, 6.17%, 1/9/2027	2,120,000	2,120,651
State Street Corp., Series I, 6.7%, Perpetual	1,330,000	1,387,625
Stellantis Financial Services U.S. Corp., 144A, 5.4%, 9/15/2030	4,000,000	4,061,633
Synchrony Financial:
2.875%, 10/28/2031	2,500,000	2,242,900
5.019%, 7/29/2029 (b)	3,500,000	3,544,043
5.15%, 3/19/2029	3,000,000	3,040,262
5.45%, 3/6/2031	1,372,000	1,406,712
The Goldman Sachs Group, Inc., 4.937%, 4/23/2028	2,000,000	2,022,844

UniCredit SpA, 144A, 1.982%, 6/3/2027	4,000,000	3,963,123
Voya Global Funding, 144A, 4.6%, 11/24/2030	1,585,000	1,592,779
		294,327,555
Health Care 2.0%
180 Medical, Inc., 144A, 3.875%, 10/15/2029	5,000,000	4,866,693
Bayer U.S. Finance II LLC, 144A, 4.375%, 12/15/2028	4,500,000	4,504,931
Charles River Laboratories International, Inc., 144A, 3.75%, 3/15/2029	1,170,000	1,129,672
Community Health Systems, Inc., 144A, 6.0%, 1/15/2029	1,170,000	1,169,667
CVS Health Corp., 7.0%, 3/10/2055	2,000,000	2,098,096
CVS Pass-Through Trust, 6.036%, 12/10/2028	433,455	437,820
Icon Investments Six DAC, 5.809%, 5/8/2027	5,830,000	5,948,619
LifePoint Health, Inc., 144A, 5.375%, 1/15/2029	575,000	563,760
Mylan, Inc., 4.55%, 4/15/2028	2,000,000	2,002,112
		22,721,370
Industrials 1.2%
AGCO Corp., 5.45%, 3/21/2027	1,270,000	1,287,132
Boeing Co., 2.196%, 2/4/2026	4,500,000	4,491,435
Enviri Corp., 144A, 5.75%, 7/31/2027	1,160,000	1,160,623
Moog, Inc., 144A, 4.25%, 12/15/2027	1,080,000	1,069,648
Southwest Airlines Co., 4.375%, 11/15/2028	6,000,000	6,012,554
		14,021,392
Information Technology 2.8%
Clarivate Science Holdings Corp., 144A, 3.875%, 7/1/2028	1,580,000	1,533,870
Cloud Software Group, Inc.:
144A, 6.5%, 3/31/2029	575,000	582,525
144A, 9.0%, 9/30/2029	500,000	520,755
Concentrix Corp.:
6.6%, 8/2/2028 (b)	4,000,000	4,125,624
6.65%, 8/2/2026	2,230,000	2,251,644
DXC Technology Co., 1.8%, 9/15/2026	3,069,000	3,017,166
Gartner, Inc., 4.95%, 3/20/2031	3,000,000	3,013,889
Genpact Luxembourg SARL, 6.0%, 6/4/2029	3,704,000	3,869,052
Global Payments, Inc.:
4.5%, 11/15/2028	6,000,000	6,011,411
4.95%, 8/15/2027	910,000	919,818
Open Text Corp., 144A, 6.9%, 12/1/2027	1,170,000	1,217,169
TD SYNNEX Corp., 4.3%, 1/17/2029	5,000,000	4,990,925
		32,053,848
Materials 1.8%
Avient Corp., 144A, 6.25%, 11/1/2031	216,000	222,017
Berry Global, Inc., 1.65%, 1/15/2027	3,400,000	3,309,981
Celanese U.S. Holdings LLC, 6.85%, 11/15/2028	2,138,000	2,236,659
Chemours Co., 5.375%, 5/15/2027	1,190,000	1,192,889
Element Solutions, Inc., 144A, 3.875%, 9/1/2028	1,190,000	1,163,163
HB Fuller Co., 4.25%, 10/15/2028	72,000	71,240
Huntsman International LLC, 4.5%, 5/1/2029	5,000,000	4,794,219
IAMGOLD Corp., 144A, 5.75%, 10/15/2028	1,140,000	1,133,678
Inversion Escrow Issuer LLC, 144A, 6.75%, 8/1/2032	582,000	579,751
Mineral Resources Ltd.:
144A, 7.0%, 4/1/2031	192,000	200,218
144A, 8.0%, 11/1/2027	575,000	587,248

Olin Corp., 5.625%, 8/1/2029 (b)	3,000,000	3,015,867
Silgan Holdings, Inc., 144A, 1.4%, 4/1/2026	2,727,000	2,703,817
		21,210,747
Real Estate 1.0%
Equinix Europe 2 Financing Corp. LLC, (REIT), 4.6%, 11/15/2030	4,000,000	4,012,055
Host Hotels & Resorts LP, (REIT), 4.25%, 12/15/2028	4,000,000	4,003,921
Iron Mountain, Inc., 144A, (REIT), 4.875%, 9/15/2027	1,050,000	1,048,933
Service Properties Trust, 144A, (REIT), Zero Coupon , 9/30/2028	650,000	587,377
VICI Properties LP, (REIT), 4.75%, 4/1/2028	2,000,000	2,021,051
		11,673,337
Utilities 1.8%
Algonquin Power & Utilities Corp., 5.365%, 6/15/2026	2,800,000	2,813,207
Alpha Generation LLC, 144A, 6.25%, 1/15/2034	441,000	444,959
Calpine Corp., 144A, 5.125%, 3/15/2028	3,000,000	3,003,363
Edison International:
5.75%, 6/15/2027	2,000,000	2,035,530
6.25%, 3/15/2030	2,000,000	2,090,597
Hawaiian Electric Co., Inc., 144A, 6.0%, 10/1/2033	4,000,000	4,055,736
NRG Energy, Inc., 144A, 4.734%, 10/15/2030	4,000,000	4,005,068
Vistra Operations Co. LLC:
REG S, 4.375%, 5/1/2029 (b)	1,145,000	1,130,624
144A, 5.05%, 12/30/2026	1,632,000	1,643,643
		21,222,727
Total Corporate Bonds (Cost $545,850,554)		554,155,706

Mortgage-Backed Securities Pass-Throughs 6.6%
Federal National Mortgage Association:
3.0%, with various maturities from 5/1/2027 until 6/1/2027	14,587	14,465
5.0%, 1/1/2056, TBA	11,010,000	10,980,559
5.5%, 1/1/2056, TBA	30,000,000	30,417,000
6.0%, 1/1/2056, TBA	10,000,000	10,264,700
Government National Mortgage Association:
5.5%, 1/1/2056, TBA	25,000,000	25,235,000
6.0%, 1/15/2039	11,746	12,439
7.0%, 6/20/2038	1,305	1,432
Total Mortgage-Backed Securities Pass-Throughs (Cost $76,625,043)		76,925,595

Asset-Backed 19.6%
Automobile Receivables 4.6%
Ally Bank Auto Credit-Linked Notes:
“C”, Series 2025-B, 144A, 4.697%, 9/15/2033	1,394,858	1,403,207
“C”, Series 2025-A, 144A, 4.844%, 6/15/2033	1,453,062	1,460,268
“C”, Series 2024-B, 144A, 5.215%, 9/15/2032	290,504	293,095
“D”, Series 2024-B, 144A, 5.41%, 9/15/2032	290,504	292,671
“C”, Series 2024-A, 144A, 6.022%, 5/17/2032	711,570	723,854
Avis Budget Rental Car Funding AESOP LLC:
“B”, Series 2020-2A, 144A, 2.96%, 2/20/2027	333,333	332,888
“D”, Series 2021-1A, 144A, 3.71%, 8/20/2027	5,000,000	4,957,318
“C”, Series 2023-1A, 144A, 6.23%, 4/20/2029	310,000	318,437
“C”, Series 2024-1A, 144A, 6.48%, 6/20/2030	500,000	520,377
Bayview Opportunity Master Fund VII LLC, “B”, Series 2024-CAR1, 144A, 30 day USD SOFR Average + 1.3%, 5.174% (c), 12/26/2031	98,365	98,729
CarMax Auto Owner Trust, “C”, Series 2023-2, 5.57%, 11/15/2028	1,000,000	1,013,964

Carvana Auto Receivables Trust:
“D”, Series 2021-N3, 1.58%, 6/12/2028	1,456,657	1,418,756
“D”, Series 2021-N4, 2.3%, 9/11/2028	962,705	942,452
“E”, Series 2021-N1, 144A, 2.88%, 1/10/2028	2,268,277	2,247,631
“F”, Series 2021-N1, 144A, 4.55%, 1/10/2028	566,247	564,023
“B”, Series 2022-P3, 5.04%, 10/10/2028	1,350,000	1,362,166
Chase Auto Owner Trust:
“B”, Series 2025-2A, 144A, 4.32%, 3/25/2031	1,000,000	996,308
“C”, Series 2022-AA, 144A, 4.64%, 7/25/2028	1,040,000	1,045,167
Chesapeake Funding II LLC, “C”, Series 2023-2A, 144A, 6.15%, 10/15/2035	2,430,000	2,498,719
Consumer Portfolio Services Auto Trust, “B”, Series 2025-B, 144A, 4.79%, 11/15/2029	1,130,000	1,135,335
CPS Auto Receivables Trust, “C”, Series 2023-C, 144A, 6.27%, 10/15/2029	1,629,188	1,640,052
Exeter Automobile Receivables Trust:
“E”, Series 2021-4A, 144A, 4.02%, 1/17/2028	4,000,000	3,976,838
“C”, Series 2025-3A, 5.09%, 10/15/2031	614,000	623,508
Ford Credit Auto Owner Trust:
“C”, Series 2021-1, 144A, 1.91%, 10/17/2033	100,000	99,231
“C”, Series 2021-2, 144A, 2.11%, 5/15/2034	3,253,000	3,186,851
“D”, Series 2021-2, 144A, 2.6%, 5/15/2034	905,000	887,375
Foursight Capital Automobile Receivables Trust, “C”, Series 2023-2, 144A, 6.21%, 4/16/2029	2,000,000	2,038,927
Hertz Vehicle Financing III LLC:
“1D”, Series 2023-1A, 144A, 9.13%, 6/25/2027	500,000	503,756
“D”, Series 2023-1A, 144A, 9.13%, 6/25/2027	250,000	251,878
“D”, Series 2023-3A, 144A, 9.43%, 2/25/2028	3,550,000	3,636,516
Huntington Bank Auto Credit-Linked Notes:
“B1”, Series 2025-2, 144A, 4.835%, 9/20/2033	2,648,904	2,665,980
“B1”, Series 2025-1, 144A, 4.957%, 3/21/2033	1,271,474	1,282,254
“B1”, Series 2024-2, 144A, 5.442%, 10/20/2032	833,788	842,735
“B1”, Series 2024-1, 144A, 6.153%, 5/20/2032	519,264	527,950
OCCU Auto Receivables Trust, “A3”, Series 2025-1A, 144A, 4.81%, 11/15/2029	1,550,000	1,563,658
Onemain Direct Auto Receivables Trust, “A1”, Series 2022-1A, 144A, 4.65%, 3/14/2029	200,968	201,102
PenFed Auto Receivables Owner Trust:
“B”, Series 2022-A, 144A, 4.6%, 12/15/2028	609,373	609,544
“C”, Series 2022-A, 144A, 4.83%, 12/15/2028	600,000	600,681
Santander Bank Auto Credit-Linked Notes, “C”, Series 2023-B, 144A, 5.933%, 12/15/2033	859,653	871,393
Santander Consumer Auto Receivables Trust:
“C”, Series 2021-CA, 144A, 2.97%, 6/15/2028	19,674	19,636
“C”, Series 2021-BA, 144A, 3.09%, 3/15/2029	312,758	311,205
Santander Drive Auto Receivables Trust:
“C”, Series 2022-5, 4.74%, 10/16/2028	208,444	208,578
“C”, Series 2023-3, 5.77%, 11/15/2030	1,500,000	1,527,834
Securitized Term Auto Receivables Trust, “C”, Series 2025-A, 144A, 5.185%, 7/25/2031	622,418	628,352
U.S. Bank NA, “B”, Series 2023-1, 144A, 6.789%, 8/25/2032	431,544	435,961
Westlake Automobile Receivables Trust, “C”, Series 2022-3A, 144A, 6.44%, 12/15/2027	834,609	836,694
		53,603,854
Credit Card Receivables 1.7%
Brex Commercial Charge Card Master Trust, “A1”, Series 2024-1, 144A, 6.05%, 7/15/2027	1,000,000	1,003,020
Continental Finance Credit Card ABS Master Trust:
“A”, Series 2024-A, 144A, 5.78%, 12/15/2032	1,300,000	1,319,009
“A”, Series 2022-A, 144A, 6.19%, 10/15/2030	2,136,872	2,145,328
Evergreen Credit Card Trust:
“C”, Series 2025-1A, 144A, 4.54%, 10/15/2029	1,500,000	1,499,954
“C”, Series 2025-CRT5, 144A, 5.53%, 5/15/2029	1,965,000	1,986,841

Mercury Financial Credit Card Master Trust, “A”, Series 2024-2A, 144A, 6.56%, 7/20/2029	4,420,000	4,444,160
Mission Lane Credit Card Master Trust:
“B”, Series 2025-B, 144A, 5.21%, 9/15/2031	1,750,000	1,762,715
“C”, Series 2025-C, 144A, 5.37%, 12/16/2030	2,443,000	2,450,544
“C”, Series 2025-B, 144A, 5.41%, 9/15/2031	1,000,000	1,004,652
“A”, Series 2024-B, 144A, 5.88%, 1/15/2030	2,000,000	2,013,866
		19,630,089
Home Equity Loans 1.3%
Countrywide Home Equity Loan Trust, “2A”, Series 2006-I, 1 mo. USD Term SOFR + 0.254%, 4.005% (c), 1/15/2037	373,127	360,613
Credit-Based Asset Servicing and Securitization LLC, “AF2”, Series 2006-CB2, 2.924%, 12/25/2036	1,542,518	1,250,880
NovaStar Mortgage Funding Trust, “M3”, Series 2004-3, 1 mo. USD Term SOFR + 1.164%, 4.896% (c), 12/25/2034	395,501	373,786
People's Choice Home Loan Securities Trust, “A3”, Series 2004-1, 1 mo. USD Term SOFR + 1.154%, 4.886% (c), 6/25/2034	1,508,945	1,586,010
RCKT Mortgage Trust:
“A1A”, Series 2024-CES7, 144A, 5.158%, 10/25/2044	2,042,258	2,048,708
“A1A”, Series 2025-CES2, 144A, 5.503%, 2/25/2055	2,597,689	2,621,030
“A1A”, Series 2025-CES1, 144A, 5.653%, 1/25/2045	1,948,800	1,968,104
“A1B”, Series 2024-CES9, 144A, 5.683%, 12/25/2044	1,378,688	1,390,906
Renaissance Home Equity Loan Trust:
“AF1”, Series 2006-4, 5.545%, 1/25/2037	57,029	17,863
“AF1”, Series 2007-2, 5.893%, 6/25/2037	340,249	83,317
Southern Pacific Secured Assets Corp., “A8”, Series 1998-2, 6.37%, 7/25/2029	6	6
Towd Point Mortgage Trust, “A1”, Series 2025-CRM1, 144A, 5.799%, 1/25/2065	3,231,649	3,258,666
		14,959,889
Miscellaneous 12.0%
AIMCO CLO 20 Ltd., “BR”, Series 2023-20A, 144A, 3 mo. USD Term SOFR + 1.55%, 5.444% (c), 10/16/2038	1,500,000	1,502,906
Allegro CLO V-S Ltd., “B1”, Series 2024-2A, 144A, 3 mo. USD Term SOFR + 1.9%, 5.765% (c), 7/24/2037	2,700,000	2,705,738
Apidos CLO LIV Ltd., “B”, Series 2025-54A, 144A, 3 mo. USD Term SOFR + 1.6%, 5.772% (c), 10/20/2038	750,000	753,489
Apidos CLO XL Ltd., “AR”, Series 2022-40A, 144A, 3 mo. USD Term SOFR + 1.35%, 5.255% (c), 7/15/2037	2,500,000	2,503,650
Apidos CLO XLVII Ltd., “C”, Series 2024-47A, 144A, 3 mo. USD Term SOFR + 2.35%, 6.208% (c), 4/26/2037	1,875,000	1,879,697
Apidos CLO XVIII-R, “A2R2”, Series 2018-18A, 144A, 3 mo. USD Term SOFR + 1.58%, 5.437% (c), 1/22/2038	2,000,000	2,002,226
Apidos CLO XXXIX Ltd., “BR”, Series 2022-39A, 144A, 3 mo. USD Term SOFR + 1.53%, 5.7% (c), 10/21/2038	3,000,000	3,001,656
Applebee's Funding LLC, “A2”, Series 2023-1A, 144A, 7.824%, 3/5/2053	2,750,000	2,790,752
ARES LIX CLO Ltd., “C2”, Series 2021-59A, 144A, 3.35%, 4/25/2034	1,600,000	1,468,336
ARES LXXVII CLO Ltd., “A2”, Series 2025-77A, 144A, 3 mo. USD Term SOFR + 1.6%, 5.494% (c), 7/15/2038	2,000,000	2,005,358
Balboa Bay Loan Funding Ltd., “A1”, Series 2024-1A, 144A, 3 mo. USD Term SOFR + 1.51%, 5.394% (c), 7/20/2037	750,000	751,761
Ballyrock CLO Ltd., “BR”, Series 2020-2A, 144A, 3 mo. USD Term SOFR + 2.212%, 6.096% (c), 10/20/2031	7,500,000	7,503,803
Battalion CLO XV Ltd., “BR”, Series 2020-15A, 144A, 3 mo. USD Term SOFR + 1.5%, 5.382% (c), 1/17/2033	2,500,000	2,496,470
Benefit Street Partners CLO 44 Ltd., “B”, Series 2025-44A, 144A, 3 mo. USD Term SOFR + 1.55%, 5.274% (c), 1/15/2039	3,500,000	3,502,807
Bryant Park Funding Ltd., “AR”, Series 2023-21A, 144A, 3 mo. USD Term SOFR + 1.27%, 5.181% (c), 10/18/2038	1,500,000	1,500,480

CF Hippolyta Issuer LLC:
“B1”, Series 2021-1A, 144A, 1.98%, 3/15/2061	2,920,645	1,777,818
“B1”, Series 2020-1, 144A, 2.28%, 7/15/2060	2,497,479	1,557,116
CIFC Funding Ltd.:
“BR”, Series 2022-7A, 144A, 3 mo. USD Term SOFR + 1.7%, 5.557% (c), 1/22/2038	1,325,000	1,329,180
“B”, Series 2025-4A, 144A, 3 mo. USD Term SOFR + 1.7%, 5.813% (c), 10/24/2038	1,508,000	1,512,516
Cloud Capital Holdco LP, “A2”, Series 2024-1A, 144A, 5.781%, 11/22/2049	1,800,000	1,813,105
Compass Datacenters Issuer III LLC, “A2”, Series 2025-3A, 144A, 5.286%, 7/25/2050	1,092,000	1,098,561
CyrusOne Data Centers Issuer I LLC, “A2”, Series 2024-2A, 144A, 4.5%, 5/20/2049	4,000,000	3,903,720
DB Master Finance LLC, “A2I”, Series 2025-1A, 144A, 4.891%, 8/20/2055	1,400,000	1,402,865
Dell Equipment Finance Trust, “C”, Series 2025-1, 144A, 5.25%, 2/24/2031	1,100,000	1,117,175
Domino's Pizza Master Issuer LLC, “A2II”, Series 2025-1A, 144A, 5.217%, 7/25/2055	1,091,000	1,098,322
Dryden 102 CLO Ltd., “BR”, Series 2023-102A, 144A, 3 mo. USD Term SOFR + 1.6%, 5.505% (c), 10/15/2038	2,000,000	2,007,416
Elara HGV Timeshare Issuer LLC:
“A”, Series 2023-A, 144A, 6.16%, 2/25/2038	852,555	881,808
“C”, Series 2023-A, 144A, 7.3%, 2/25/2038	243,587	251,885
Elmwood CLO 43 Ltd., “B”, Series 2025-6A, 144A, 3 mo. USD Term SOFR + 1.7%, 6.019% (c), 7/20/2038	1,234,000	1,239,163
Empower CLO Ltd., “A1”, Series 2024-2A, 144A, 3 mo. USD Term SOFR + 1.52%, 5.425% (c), 7/15/2037	1,412,000	1,415,498
Frontier Issuer LLC, “A2”, Series 2023-1, 144A, 6.6%, 8/20/2053	750,000	756,872
Galaxy 34 CLO Ltd., “A”, Series 2024-34A, 144A, 3 mo. USD Term SOFR + 1.37%, 5.254% (c), 10/20/2037	2,000,000	2,004,508
Garnet CLO 3 Ltd., “B”, Series 2025-3A, 144A, 3 mo. USD Term SOFR + 1.6%, 5.52% (c), 10/20/2038	2,000,000	2,000,230
Golub Capital Partners CLO 76 B Ltd., “A1”, Series 2024-76A, 144A, 3 mo. USD Term SOFR + 1.37%, 5.228% (c), 10/25/2037	2,000,000	2,002,720
Hilton Grand Vacations Trust:
“A”, Series 2019-AA, 144A, 2.34%, 7/25/2033	224,173	223,534
“B”, Series 2025-3EXT, 144A, 4.9%, 10/25/2044	1,250,000	1,254,106
“B”, Series 2024-2A, 144A, 5.65%, 3/25/2038	1,792,741	1,825,101
HINNT LLC:
“B”, Series 2025-B, 144A, 4.75%, 5/15/2045	2,136,144	2,141,891
“B”, Series 2024-A, 144A, 5.84%, 3/15/2043	462,432	472,067
Hotwire Funding LLC, “A2”, Series 2021-1, 144A, 2.311%, 11/20/2051	1,268,000	1,241,915
HPEFS Equipment Trust:
“C”, Series 2025-2A, 144A, 4.41%, 11/22/2032	1,200,000	1,199,958
“D”, Series 2024-1A, 144A, 5.82%, 11/20/2031	650,000	658,260
“C”, Series 2023-2A, 144A, 6.48%, 1/21/2031	1,432,214	1,436,188
Jersey Mike's Funding, “A2I”, Series 2021-1A, 144A, 2.891%, 2/15/2052	1,970,000	1,941,707
Jersey Mike's Funding LLC:
“A2”, Series 2025-1A, 144A, 5.61%, 8/16/2055	997,500	1,015,362
“A2”, Series 2024-1A, 144A, 5.636%, 2/15/2055	1,439,125	1,468,051
LCM XVI LP, “BR2”, Series 16A, 144A, 3 mo. USD Term SOFR + 2.012%, 5.916% (c), 10/15/2031	2,120,000	2,122,160
Lewey Park CLO Ltd., “A2”, Series 2024-1A, 144A, 3 mo. USD Term SOFR + 1.56%, 5.43% (c), 10/21/2037	1,000,000	1,001,525
Mosaic Solar Loan Trust:
“A”, Series 2020-1A, 144A, 2.1%, 4/20/2046	4,279,572	3,789,867
“A”, Series 2023-1A, 144A, 5.32%, 6/20/2053	111,291	106,238
“C”, Series 2022-2A, 144A, 5.95%, 1/21/2053	2,220,000	444,380
“A”, Series 2023-4A, 144A, 6.4%, 5/20/2053	382,927	385,203
“C”, Series 2022-3A, 144A, 8.56%, 6/20/2053	605,000	65,739

MVW LLC:
“B”, Series 2021-1WA, 144A, 1.44%, 1/22/2041	83,413	80,579
“A”, Series 2020-1A, 144A, 1.74%, 10/20/2037	63,843	62,893
“B”, Series 2019-2A, 144A, 2.44%, 10/20/2038	170,076	169,838
“B”, Series 2020-1A, 144A, 2.73%, 10/20/2037	429,023	424,205
“B”, Series 2025-2A, 144A, 4.72%, 10/20/2044	987,417	988,640
“B”, Series 2025-1A, 144A, 5.21%, 9/22/2042	1,240,640	1,259,715
“B”, Series 2023-1A, 144A, 5.42%, 10/20/2040	752,929	763,285
“B”, Series 2024-1A, 144A, 5.51%, 2/20/2043	872,453	887,527
New Economy Assets Phase 1 Sponsor LLC, “B1”, Series 2021-1, 144A, 2.41%, 10/20/2061	1,125,000	690,235
NRZ Excess Spread-Collateralized Notes:
“A”, Series 2021-FHT1, 144A, 3.104%, 7/25/2026	378,313	373,745
“A”, Series 2021-GNT1, 144A, 3.474%, 11/25/2026	716,216	704,385
OCP CLO Ltd.:
“B”, Series 2025-46A, 144A, 3 mo. USD Term SOFR + 1.48%, 5.327% (c), 10/15/2038	3,000,000	2,999,565
“A2”, Series 2024-36A, 144A, 3 mo. USD Term SOFR + 1.55%, 5.444% (c), 10/16/2037	1,000,000	1,001,986
“B1”, Series 2024-36A, 144A, 3 mo. USD Term SOFR + 1.7%, 5.594% (c), 10/16/2037	1,000,000	1,002,238
“BR2”, Series 2019-17A, 144A, 3 mo. USD Term SOFR + 1.75%, 5.634% (c), 7/20/2037	250,000	250,507
Palmer Square CLO Ltd., “A1R”, Series 2022-3A, 144A, 3 mo. USD Term SOFR + 1.35%, 5.234% (c), 7/20/2037	2,300,000	2,304,089
Point Broadband Funding LLC, “A2”, Series 2025-1A, 144A, 5.336%, 7/20/2055	1,000,000	1,007,307
Regatta 34 Funding Ltd., “A2”, Series 2025-3A, 144A, 3 mo. USD Term SOFR + 1.75%, 5.868% (c), 7/20/2038	1,600,000	1,605,592
RR 35 Ltd., “A2”, Series 2024-35A, 144A, 3 mo. USD Term SOFR + 1.7%, 5.605% (c), 1/15/2040	2,400,000	2,408,995
Service Experts Issuer LLC, “A”, Series 2025-1A, 144A, 5.38%, 1/20/2037	1,672,917	1,672,632
SERVPRO Master Issuer LLC, “A2”, Series 2025-1A, 144A, 5.525%, 10/25/2055	3,500,000	3,483,260
Sesac Finance LLC, “A2”, Series 2025-1, 144A, 5.5%, 7/25/2055	800,000	795,035
Sixth Street CLO 29 Ltd., “B”, Series 2025-29A, 144A, 3 mo. USD Term SOFR + 1.65%, 5.972% (c), 7/17/2038	929,000	931,581
Sixth Street CLO XIV Ltd., “A2R2”, Series 2019-14A, 144A, 3 mo. USD Term SOFR + 1.4%, 5.27% (c), 1/20/2038	2,000,000	1,993,970
Sixth Street CLO XXV Ltd., “B”, Series 2024-25A, 144A, 3 mo. USD Term SOFR + 1.8%, 5.665% (c), 7/24/2037	2,700,000	2,711,057
Sound Point CLO XXXII Ltd., “B1”, Series 2021-4A, 144A, 3 mo. USD Term SOFR + 2.012%, 5.87% (c), 10/25/2034	500,000	500,328
Switch ABS Issuer LLC:
“A2”, Series 2024-2A, 144A, 5.436%, 6/25/2054	1,250,000	1,253,650
“A2”, Series 2024-1A, 144A, 6.28%, 3/25/2054	2,124,000	2,145,071
Taco Bell Funding LLC, “A2II”, Series 2025-1A, 144A, 5.049%, 8/25/2055	2,438,000	2,428,771
Texas Debt Capital CLO Ltd., “A2R”, Series 2023-1A, 144A, 3 mo. USD Term SOFR + 1.55%, 5.434% (c), 7/20/2038	2,200,000	2,208,452
TICP CLO XI Ltd., “AR”, Series 2018-11A, 144A, 3 mo. USD Term SOFR + 1.53%, 5.388% (c), 4/25/2037	1,500,000	1,502,655
Voya CLO Ltd., “B”, Series 2024-1A, 144A, 3 mo. USD Term SOFR + 2.0%, 5.905% (c), 4/15/2037	2,650,000	2,663,621
Wendy's Funding LLC, “A2I”, Series 2025-1A, 144A, 5.422%, 12/15/2055	2,500,000	2,492,610
Wingstop Funding LLC, “A2”, Series 2024-1A, 144A, 5.858%, 12/5/2054	1,200,000	1,232,987
Zais CLO 13 Ltd., “A1AR”, Series 2019-13A, 144A, 3 mo. USD Term SOFR + 1.3%, 5.205% (c), 7/15/2032	856,202	856,400

Zayo Issuer LLC:
“A2”, Series 2025-1A, 144A, 5.648%, 3/20/2055	2,000,000	2,034,157
“A2”, Series 2025-2A, 144A, 5.953%, 6/20/2055	1,500,000	1,538,376
		139,762,798
Total Asset-Backed (Cost $231,075,712)		227,956,630

Commercial Mortgage-Backed Securities 8.7%
20 Times Square Trust:
“B”, Series 2018-20TS, 144A, 3.1% (c), 5/15/2035	2,500,000	2,356,250
“C”, Series 2018-20TS, 144A, 3.1% (c), 5/15/2035	1,000,000	937,500
BAHA Trust, “A”, Series 2024-MAR, 144A, 5.972% (c), 12/10/2041	3,343,000	3,460,101
Bank, “A5”, Series 2021-BN34, 2.438%, 6/15/2063	500,000	442,295
BF Mortgage Trust, “B”, Series 2019-NYT, 144A, 1 mo. USD Term SOFR + 1.697%, 5.448% (c), 12/15/2035	500,000	482,650
BPR Trust:
“B”, Series 2021-TY, 144A, 1 mo. USD Term SOFR + 1.264%, 5.015% (c), 9/15/2038	1,806,000	1,803,807
“A”, Series 2024-PMDW, 144A, 5.358%, 11/5/2041	893,000	913,745
“C”, Series 2021-TY, 144A, 1 mo. USD Term SOFR + 1.814%, 5.565% (c), 9/15/2038	340,000	339,587
BX Commercial Mortgage Trust:
“A”, Series 2021-VIV5, 144A, 2.843%, 3/9/2044	375,000	348,180
“B”, Series 2020-VIV3, 144A, 3.544% (c), 3/9/2044	2,000,000	1,895,503
“A”, Series 2019-IMC, 144A, 1 mo. USD Term SOFR + 1.046%, 4.796% (c), 4/15/2034	941,959	937,411
“B”, Series 2019-IMC, 144A, 1 mo. USD Term SOFR + 1.346%, 5.096% (c), 4/15/2034	3,500,000	3,471,543
BX Trust:
“D”, Series 2019-OC11, 144A, 3.944% (c), 12/9/2041	2,500,000	2,381,355
“B”, Series 2025-ARIA, 144A, 5.177%, 12/13/2042	1,000,000	1,006,438
BXP Trust:
“B”, Series 2021-601L, 144A, 2.775% (c), 1/15/2044	2,000,000	1,747,493
“A”, Series 2017-CQHP, 144A, 1 mo. USD Term SOFR + 0.897%, 4.648% (c), 11/15/2034	3,099,057	3,019,931
CFK Trust, “A”, Series 2020-MF2, 144A, 2.387%, 3/15/2039	3,450,000	3,241,160
COMM Mortgage Trust, “B”, Series 2013-CR6, 144A, 3.397%, 3/10/2046	989,156	981,402
Credit Suisse Mortgage Trust, “B”, Series 2020-FACT, 144A, 1 mo. USD Term SOFR + 2.614%, 6.365% (c), 10/15/2037	2,756,000	2,656,123
CSAIL Commercial Mortgage Trust, “AS”, Series 2016-C6, 3.346%, 1/15/2049	1,000,000	990,633
FHLMC Multifamily Structured Pass-Through Certificates:
“X1P”, Series KL05, Interest Only, 0.892% (c), 6/25/2029	17,800,000	499,066
“X1”, Series K058, Interest Only, 0.893% (c), 8/25/2026	20,971,959	71,781
Fontainebleau Miami Beach Mortgage Trust, “C”, Series 2024-FBLU, 144A, 1 mo. USD Term SOFR + 2.15%, 5.9% (c), 12/15/2039	533,000	534,651
Freddie Mac Multifamily Structured Credit Risk:
“M1”, Series 2021-MN1, 144A, 30 day USD SOFR Average + 2.0%, 5.874% (c), 1/25/2051	191,393	190,952
“M2”, Series 2021-MN1, 144A, 30 day USD SOFR Average + 3.75%, 7.624% (c), 1/25/2051	1,808,000	1,865,965
GS Mortgage Securities Trust, “AS”, Series 2013-GC13, 144A, 3.859% (c), 7/10/2046	137,568	135,513
Hawaii Hotel Trust, “B”, Series 2025-MAUI, 144A, 1 mo. USD Term SOFR + 1.742%, 5.493% (c), 3/15/2042	750,000	751,162
Hilt Commercial Mortgage Trust, “B”, Series 2024-ORL, 144A, 1 mo. USD Term SOFR + 1.941%, 5.691% (c), 5/15/2037	750,000	751,391
Hudson Yards Mortgage Trust:
“A”, Series 2019-30HY, 144A, 3.228%, 7/10/2039	2,000,000	1,914,169
“C”, Series 2025-SPRL, 144A, 5.952% (c), 1/13/2040	540,000	558,628
ILPT Commercial Mortgage Trust, “C”, Series 2025-LPF2, 144A, 5.829% (c), 7/13/2042	1,000,000	1,017,077

IRV Trust, “C”, Series 2025-200P, 144A, 5.73% (c), 3/14/2047	1,905,000	1,933,296
JPMDB Commercial Mortgage Securities Trust:
“A5”, Series 2020-COR7, 2.18%, 5/13/2053	1,950,000	1,668,171
“AS”, Series 2016-C4, 3.385%, 12/15/2049	1,000,000	959,243
JPMorgan Chase Commercial Mortgage Securities Trust:
“A”, Series 2021-1MEM, 144A, 2.516%, 10/9/2042	1,500,000	1,264,725
“A”, Series 2016-NINE, 144A, 2.854% (c), 9/6/2038	1,500,000	1,483,421
“B”, Series 2016-NINE, 144A, 2.854% (c), 9/6/2038	5,000,000	4,931,331
“A”, Series 2019-OSB, 144A, 3.397%, 6/5/2039	1,000,000	946,706
“A”, Series 2018-PHH, 144A, 1 mo. USD Term SOFR + 1.257%, 5.007% (c), 6/15/2035	5,281,517	4,442,885
JW Commercial Mortgage Trust, “B”, Series 2024-MRCO, 144A, 1 mo. USD Term SOFR + 1.941%, 5.691% (c), 6/15/2039	4,000,000	4,008,657
KIND Trust, “A”, Series 2021-KIND, 144A, 1 mo. USD Term SOFR + 1.064%, 4.82% (c), 8/15/2038	2,975,160	2,962,892
LEX Mortgage Trust, “A”, Series 2024-BBG, 144A, 4.874% (c), 10/13/2033	750,000	754,423
Manhattan West Mortgage Trust, “A”, Series 2020-1MW, 144A, 2.13%, 9/10/2039	1,000,000	962,141
Morgan Stanley Bank of America Merrill Lynch Trust, “A3”, Series 2017-C33, 3.295%, 5/15/2050	2,116,057	2,099,146
MRCD Mortgage Trust, “C”, Series 2019-PARK, 144A, 2.718%, 12/15/2036	5,000,000	3,900,000
MSWF Commercial Mortgage Trust, “XA”, Series 2023-2, Interest Only, 0.907% (c), 12/15/2056	15,172,111	849,741
One New York Plaza Trust:
“AJ”, Series 2020-1NYP, 144A, 1 mo. USD Term SOFR + 1.364%, 5.115% (c), 1/15/2036	2,378,000	2,279,007
“B”, Series 2020-1NYP, 144A, 1 mo. USD Term SOFR + 1.614%, 5.365% (c), 1/15/2036	1,166,000	1,099,971
ROCK Trust:
“A”, Series 2024-CNTR, 144A, 5.388%, 11/13/2041	1,189,000	1,221,552
“B”, Series 2024-CNTR, 144A, 5.93%, 11/13/2041	4,000,000	4,133,130
SDR Commercial Mortgage Trust, “B”, Series 2024-DSNY, 144A, 1 mo. USD Term SOFR + 1.741%, 5.491% (c), 5/15/2039	500,000	498,751
SLG Office Trust, “A”, Series 2021-OVA, 144A, 2.585%, 7/15/2041	4,000,000	3,576,013
Starwood Mortgage Trust, “B”, Series 2021-LIH, 144A, 1 mo. USD Term SOFR + 1.77%, 5.521% (c), 11/15/2036	500,000	498,757
SWCH Commercial Mortgage Trust, “A”, Series 2025-DATA, 144A, 1 mo. USD Term SOFR + 1.443%, 5.193% (c), 2/15/2042	2,000,000	1,981,378
U.S. Bank C&I Credit-Linked Notes:
“B2”, Series 2025-SUP2, 144A, 30 day USD SOFR Average + 1.35%, 5.224% (c), 9/25/2032	1,837,518	1,825,730
“C”, Series 2025-SUP2, 144A, 30 day USD SOFR Average + 1.9%, 5.774% (c), 9/25/2032	1,837,518	1,839,367
UBS Commercial Mortgage Trust:
“XA”, Series 2017-C7, Interest Only, 0.964% (c), 12/15/2050	21,666,470	337,668
“XA”, Series 2017-C1, Interest Only, 1.454% (c), 6/15/2050	15,523,879	195,944
WB Commercial Mortgage Trust, “A”, Series 2024-HQ, 144A, 5.937% (c), 3/15/2040	2,358,000	2,353,620
Wells Fargo Commercial Mortgage Trust:
“C”, Series 2021-SAVE, 144A, 1 mo. USD Term SOFR + 2.014%, 5.765% (c), 2/15/2040	2,051,200	2,052,851
“D”, Series 2021-SAVE, 144A, 1 mo. USD Term SOFR + 2.714%, 6.465% (c), 2/15/2040	800,000	798,333
WHARF Commercial Mortgage Trust, “B”, Series 2025-DC, 144A, 5.544% (c), 7/15/2040	1,700,000	1,739,755
Total Commercial Mortgage-Backed Securities (Cost $101,057,109)		101,302,067

Collateralized Mortgage Obligations 6.7%
Angel Oak Mortgage Trust, “A1”, Series 2021-1, 144A, 0.909% , 1/25/2066	1,203	1,058

Banc of America Mortgage Trust:
“2A3”, Series 2005-J, 5.105% (c), 11/25/2035	42,775	38,898
“2A8”, Series 2003-J, 5.142% (c), 11/25/2033	84,179	74,233
“A15”, Series 2006-2, 6.0%, 7/25/2046	4,472	3,984
Barclays Mortgage Loan Trust, “A2”, Series 2021-NQM1, 144A, 1.984% , 9/25/2051	27,583	25,461
Bear Stearns Adjustable Rate Mortgage Trust, “5A”, Series 2003-8, 5.721% (c), 1/25/2034	198,047	174,246
Chase Mortgage Finance Corp.:
“M2”, Series 2021-CL1, 144A, 30 day USD SOFR Average + 1.35%, 5.224% (c), 2/25/2050	1,664,426	1,632,618
“M3”, Series 2021-CL1, 144A, 30 day USD SOFR Average + 1.55%, 5.424% (c), 2/25/2050	867,390	852,228
COLT Funding LLC, “A2”, Series 2021-3R, 144A, 1.257% , 12/25/2064	183,604	171,446
COLT Mortgage Loan Trust:
“A1”, Series 2021-2R, 144A, 0.798%, 7/27/2054	184,729	167,778
“A2”, Series 2021-HX1, 144A, 1.348%, 10/25/2066	653,932	572,699
Connecticut Avenue Securities Trust:
“1M2”, Series 2021-R03, 144A, 30 day USD SOFR Average + 1.65%, 5.524% (c), 12/25/2041	500,000	502,740
“1M1”, Series 2023-R04, 144A, 30 day USD SOFR Average + 2.3%, 6.174% (c), 5/25/2043	1,960,205	1,997,066
“1B1”, Series 2024-R01, 144A, 30 day USD SOFR Average + 2.7%, 6.574% (c), 1/25/2044	1,000,000	1,023,423
“1M2”, Series 2022-R04, 144A, 30 day USD SOFR Average + 3.1%, 6.974% (c), 3/25/2042	250,000	256,055
Credit Suisse First Boston Mortgage Securities Corp., “5A1”, Series 2004-7, 5.0% , 10/25/2019	33,992	33,828
Deephaven Residential Mortgage Trust, “A1A”, Series 2025-INV1, 144A, 5.087% , 11/25/2060	1,971,130	1,975,894
EFMT:
“A1A”, Series 2025-NQM5, 144A, 5.033%, 11/25/2070	3,929,914	3,938,408
“A1”, Series 2025-INV5, 144A, 5.077%, 12/1/2070	1,992,283	1,996,197
Ellington Financial Mortgage Trust:
“A3”, Series 2021-2, 144A, 1.291%, 6/25/2066	460,502	395,372
“A2”, Series 2021-3, 144A, 1.396%, 9/25/2066	3,775	3,180
“A3”, Series 2020-2, 144A, 1.64%, 10/25/2065	411,208	392,058
Federal Home Loan Mortgage Corp.:
“AI”, Series 5175, Interest Only, 2.5%, 12/25/2049	3,640,716	465,609
“M2”, Series 2019-DNA1, 144A, 30 day USD SOFR Average + 2.764%, 6.639% (c), 1/25/2049	32,088	32,673
“AS”, Series 5501, 15.51% minus (2.2 x 30 day USD SOFR Average), 6.987% (c), 2/25/2055	3,057,204	3,144,696
“M1B”, Series 2023-DNA2, 144A, 30 day USD SOFR Average + 3.25%, 7.115% (c), 4/25/2043	2,000,000	2,080,784
Federal National Mortgage Association:
“AO”, Series 2023-53, Principal Only, Zero Coupon, 11/25/2053	4,653,005	4,151,954
“NI”, Series 2021-49, Interest Only, 2.5%, 6/25/2051	2,402,950	408,434
“I”, Series 2021-57, Interest Only, 2.5%, 7/25/2051	3,159,454	494,593
“DE”, Series 2014-18, 4.0%, 8/25/2042	154,182	153,008
“IM”, Series 2014-72, Interest Only, 4.5%, 3/25/2044	591,693	44,497
“2”, Series 350, Interest Only, 5.5%, 3/25/2034	30,086	4,367
“FE”, Series 2024-87, 30 day USD SOFR Average + 1.85%, 5.724% (c), 12/25/2054	3,191,026	3,235,166
“AF”, Series 2025-1, 30 day USD SOFR Average + 1.85%, 5.724% (c), 2/25/2055	4,025,756	4,087,742
“1A6”, Series 2007-W8, 6.808% (c), 9/25/2037	216,541	225,843
Freddie Mac Structured Agency Credit Risk Debt Notes:
“M2”, Series 2021-DNA7, 144A, 30 day USD SOFR Average + 1.8%, 5.674% (c), 11/25/2041	1,200,000	1,208,942
“M2”, Series 2019-DNA2, 144A, 30 day USD SOFR Average + 2.564%, 6.439% (c), 3/25/2049	190,429	192,885
GCAT Trust, “A2”, Series 2021-NQM2, 144A, 1.242% , 5/25/2066	524,130	460,775

Government National Mortgage Association:
“AI”, Series 2021-1, Interest Only, 2.0%, 1/20/2051	7,488,694	1,017,590
“KI”, Series 2020-160, Interest Only, 2.5%, 10/20/2050	3,501,564	435,210
“EI”, Series 2021-105, Interest Only, 2.5%, 5/20/2051	4,882,752	720,427
“JI”, Series 2021-121, Interest Only, 2.5%, 7/20/2051	6,559,180	825,706
“HJ”, Series 2024-8, 5.0%, 1/20/2054	2,788,964	2,546,566
“IP”, Series 2009-118, Interest Only, 6.5%, 12/16/2039	87,557	17,893
GS Mortgage-Backed Securities Trust, “A2”, Series 2020-NQM1, 144A, 1.791% , 9/27/2060	55,254	52,532
Imperial Fund Mortgage Trust:
“A2”, Series 2021-NQM2, 144A, 1.362%, 9/25/2056	493,225	423,473
“A1”, Series 2022-NQM4, 144A, 4.767%, 6/25/2067	27,997	27,895
JPMorgan Chase Bank NA:
“M2”, Series 2021-CL1, 144A, 30 day USD SOFR Average + 1.55%, 5.424% (c), 3/25/2051	1,469,355	1,456,848
“M3”, Series 2021-CL1, 144A, 30 day USD SOFR Average + 1.8%, 5.674% (c), 3/25/2051	2,998,726	2,991,249
“M1”, Series 2020-CL1, 144A, 1 mo. USD Term SOFR + 2.364%, 6.096% (c), 10/25/2057	1,817,093	1,876,081
“M4”, Series 2021-CL1, 144A, 30 day USD SOFR Average + 2.75%, 6.624% (c), 3/25/2051	614,646	620,032
JPMorgan Mortgage Trust:
“A1”, Series 2025-NQM5, 144A, 4.879%, 5/25/2065	2,000,000	1,999,626
“A11”, Series 2022-3, 144A, 30 day USD SOFR Average + 1.1%, 4.974% (c), 8/25/2052	2,322,876	2,206,022
“A11”, Series 2024-6, 144A, 30 day USD SOFR Average + 1.25%, 5.124% (c), 12/25/2054	2,194,715	2,190,238
“A1”, Series 2025-DSC1, 144A, 5.577% (c), 9/25/2065	1,877,146	1,895,702
“6A1”, Series 2005-A6, 6.75% (c), 8/25/2035	125,279	123,396
Merrill Lynch Mortgage Investors Trust, “1A”, Series 2004-1, 6.253% (c), 12/25/2034	1,759	1,727
MFA Trust:
“A3”, Series 2021-INV1, 144A, 1.262%, 1/25/2056	60,811	58,688
“A3”, Series 2021-NQM2, 144A, 1.472%, 11/25/2064	296,748	265,811
OBX Trust:
“A1”, Series 2025-NQM23, 144A, 4.872%, 10/25/2065	3,500,000	3,500,521
“A1B”, Series 2025-NQM20, 144A, 5.021%, 10/25/2065	4,223,487	4,228,100
Residential Accredit Loans, Inc. Trust, “A1”, Series 2003-QS18, 5.0% , 9/25/2018	168	126
Residential Asset Mortgage Products Trust, “A4”, Series 2004-SL4, 7.0% , 7/25/2032	22,982	22,905
Sequoia Mortgage Trust:
“B4”, Series 2013-2, 3.637% (c), 2/25/2043	351,114	344,926
“A1”, Series 2025-3, 144A, 6.0%, 4/25/2055	1,758,866	1,789,185
Starwood Mortgage Residential Trust, “A3”, Series 2020-INV1, 144A, 1.593% , 11/25/2055	147,213	141,533
Towd Point Mortgage Trust:
“M1”, Series 2017-1, 144A, 3.75%, 10/25/2056	2,000,000	1,978,847
“M1”, Series 2022-SJ1, 144A, 4.5%, 3/25/2062	2,500,000	2,426,969
Verus Securitization Trust, “A2”, Series 2021-R3, 144A, 1.277% , 4/25/2064	201,981	192,591
Washington Mutual Mortgage Pass-Through Certificates Trust, “A9”, Series 2003-S9, 5.25% , 10/25/2033	157,419	156,474
Western Alliance Bank, “M1”, Series 2021-CL2, 144A, 30 day USD SOFR Average + 3.15%, 7.024% (c), 7/25/2059	3,937,986	4,141,935
Total Collateralized Mortgage Obligations (Cost $76,735,810)		77,297,662

Government & Agency Obligations 14.4%
Other Government Related (d) 0.2%
Central American Bank for Economic Integration, 144A, 5.0%, 2/9/2026	2,500,000	2,501,717

Vnesheconombank:
144A, 5.942%, 11/21/2023* (e)		500,000	0
144A, 6.025%, 7/5/2022* (e)		1,500,000	0
			2,501,717
Sovereign Bonds 1.5%
Brazil Government International Bond, 5.5%, 11/6/2030		1,692,000	1,718,395
Colombia Government International Bond, 3.75%, 9/19/2028	EUR	4,000,000	4,663,194
Development Bank of Kazakhstan JSC, 144A, 4.6%, 1/31/2031		3,000,000	2,969,940
Eagle Funding Luxco SARL, 144A, 5.5%, 8/17/2030		1,492,000	1,519,736
Mexico Government International Bond:
4.75%, 3/22/2031		2,154,000	2,128,152
6.0%, 5/13/2030		447,000	468,456
Romania Government International Bond, 144A, 5.875%, 1/30/2029		3,000,000	3,095,508
			16,563,381
U.S. Treasury Obligations 12.7%
U.S. Treasury Bills, 3.884% (f), 3/19/2026 (g)		1,500,000	1,488,832
U.S. Treasury Inflation-Indexed Notes:
0.5%, 1/15/2028		5,279,680	5,186,405
2.375%, 10/15/2028		5,314,800	5,472,937
U.S. Treasury Notes:
0.625%, 3/31/2027		5,000,000	4,827,148
0.875%, 9/30/2026		4,000,000	3,921,073
1.25%, 4/30/2028		13,000,000	12,350,000
1.25%, 6/30/2028		3,000,000	2,839,336
1.375%, 12/31/2028		15,000,000	14,083,008
1.5%, 8/15/2026		5,000,000	4,936,846
1.625%, 10/31/2026		8,000,000	7,873,114
1.625%, 8/15/2029		5,000,000	4,667,383
3.25%, 6/30/2029		10,000,000	9,885,938
3.375%, 9/15/2027		10,000,000	9,981,641
3.5%, 1/31/2030		4,000,000	3,977,031
3.625%, 8/31/2027		10,000,000	10,022,266
3.75%, 5/31/2030		5,000,000	5,012,305
3.875%, 7/31/2027		10,000,000	10,058,203
3.875%, 3/15/2028		4,000,000	4,032,188
4.25%, 1/31/2030		7,000,000	7,155,586
4.5%, 5/15/2027		5,000,000	5,066,406
4.875%, 10/31/2028		4,000,000	4,141,719
5.25%, 11/15/2028		10,000,000	10,464,062
			147,443,427
Total Government & Agency Obligations (Cost 167,769,643)			166,508,525

Loan Participations and Assignments 0.5%
Senior Loans (c)
Connect Finco SARL, Term Loan B, 9/27/2029 (h)		997,462	997,322
Lumen Technologies, Inc., Term Loan B1, 1 mo. USD Term SOFR + 2.35%, 4.35%, 4/16/2029		2,487,270	2,477,793
TransDigm, Inc., Term Loan L, 1 mo. USD Term SOFR + 2.5%, 6.216%, 1/19/2032		989,975	995,059
Windsor Holdings III LLC, Term Loan B, 1 mo. USD Term SOFR + 2.75%, 6.466%, 8/1/2030		1,730,210	1,736,431
Total Loan Participations and Assignments (Cost $6,194,023)			6,206,605

	Shares	Value ($)

Exchange-Traded Funds 0.2%
State Street SPDR Bloomberg Short Term High Yield Bond ETF (Cost $2,534,540)	100,000	2,532,000

Securities Lending Collateral 1.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.66% (i) (j) (Cost $14,101,313)	14,101,313	14,101,313

Cash Equivalents 1.1%
DWS Central Cash Management Government Fund, 3.77% (i) (Cost $12,351,050)	12,351,050	12,351,050

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $1,234,294,797)	106.8	1,239,337,153
Other Assets and Liabilities, Net	(6.8)	(78,660,849)
Net Assets	100.0	1,160,676,304
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended December 31, 2025 are as follows:
Value ($) at 9/30/2025	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 12/31/2025	Value ($) at 12/31/2025
Securities Lending Collateral 1.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares", 3.66% (i) (j)
12,636,060	1,465,253 (k)	—	—	—	49,365	—	14,101,313	14,101,313
Cash Equivalents 1.1%
DWS Central Cash Management Government Fund, 3.77% (i)
19,063,325	115,767,543	122,479,818	—	—	191,258	—	12,351,050	12,351,050
31,699,385	117,232,796	122,479,818	—	—	240,623	—	26,452,363	26,452,363

*	Non-income producing security.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at December 31, 2025 amounted to $13,497,174, which is 1.2% of net assets.

(c)
Variable or floating rate security. These securities are shown at their current rate as of December 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(d)	Government-backed debt issued by financial companies or government sponsored enterprises.
(e)	Investment was valued using significant unobservable inputs.
(f)	Annualized yield at time of purchase; not a coupon rate.
(g)	At December 31, 2025, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(h)	All or a portion of the security represents unsettled loan commitments at December 31, 2025 where the rate will be determined at the time of settlement.
(i)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

(j)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(k)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended December 31, 2025.

144A: Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CLO: Collateralized Loan Obligation
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

JSC: Joint Stock Company
Perpetual: Callable security with no stated maturity date.
Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933.

REIT: Real Estate Investment Trust
SOFR: Secured Overnight Financing Rate
SPDR: Standard & Poor's Depositary Receipt
TBA: To Be Announced
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.
At December 31, 2025, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
2 Year U.S. Treasury Note	USD	3/31/2026	566	118,255,600	118,174,609	(80,991)
At December 31, 2025, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
5 Year U.S. Treasury Note	USD	3/31/2026	88	9,661,220	9,618,812	42,408

At December 31, 2025, the Fund had the following open forward foreign currency contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
EUR	4,000,000	USD	4,704,526	1/30/2026	(3,182)	Morgan Stanley Capital Services LLC
Currency Abbreviation(s)

EUR	Euro
USD	United States Dollar

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of December 31, 2025 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (a)	$—	$554,155,706	$—	$554,155,706
Mortgage-Backed Securities Pass-Throughs	—	76,925,595	—	76,925,595
Asset-Backed (a)	—	227,956,630	—	227,956,630
Commercial Mortgage-Backed Securities	—	101,302,067	—	101,302,067
Collateralized Mortgage Obligations	—	77,297,662	—	77,297,662
Government & Agency Obligations (a)	—	166,508,525	0	166,508,525
Loan Participations and Assignments	—	6,206,605	—	6,206,605
Exchange-Traded Funds	2,532,000	—	—	2,532,000
Short-Term Investments (a)	26,452,363	—	—	26,452,363
Derivatives (b)
Futures Contracts	42,408	—	—	42,408
Total	$29,026,771	$1,210,352,790	$0	$1,239,379,561

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(80,991)	$—	$—	$(80,991)
Forward Foreign Currency Contracts	—	(3,182)	—	(3,182)
Total	$(80,991)	$(3,182)	$—	$(84,173)

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DSDF-PH1